Related Parties (Details) - Schedule of liabilities to related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Liabilities To Related Parties Abstract
Key management personnel	$ 77	$ 604	$ 652
Loans from major shareholder		$ 272	$ 6,781